AB Bond Fund, Inc.

AB Total Return Bond Portfolio

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 27.3%
Industrial – 15.5%
Basic – 1.0%
GUSAP III LP 4.25%, 01/21/2030(a)	U.S.$	535	$552,829
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		225	230,526
Suzano Austria GmbH 2.50%, 09/15/2028		809	765,516
3.75%, 01/15/2031		145	141,311
WRKCo, Inc. 4.00%, 03/15/2028		594	641,758
Yamana Gold, Inc. 2.63%, 08/15/2031		619	589,573

			2,921,513

Capital Goods – 0.6%
Flowserve Corp. 2.80%, 01/15/2032		425	399,147
Parker-Hannifin Corp. 3.25%, 06/14/2029		255	263,762
Raytheon Technologies Corp. 4.125%, 11/16/2028		769	839,663
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024		393	411,542

			1,914,114

Communications - Media – 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		129	132,310
5.125%, 07/01/2049		198	210,611
Discovery Communications LLC 4.65%, 05/15/2050		56	60,707
5.20%, 09/20/2047		178	205,166
5.30%, 05/15/2049		81	94,917
Fox Corp. 4.709%, 01/25/2029		240	265,099
5.576%, 01/25/2049		407	513,536
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		178	198,429
Netflix, Inc. 5.875%, 11/15/2028		766	888,192
Prosus NV 3.257%, 01/19/2027(a)		219	217,577
3.68%, 01/21/2030(a)		545	531,477
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		533	523,439
2.39%, 06/03/2030(a)		460	437,518
3.24%, 06/03/2050(a)		328	290,239
Weibo Corp. 3.375%, 07/08/2030		1,312	1,254,967

			5,824,184

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.5%
AT&T, Inc. 3.50%, 09/15/2053	U.S.$	135	$128,223
3.65%, 09/15/2059		457	432,345
4.30%, 12/15/2042		292	313,076
5.15%, 03/15/2042		108	129,128
T-Mobile USA, Inc. 2.625%, 02/15/2029		112	105,317
2.875%, 02/15/2031		353	331,831
3.375%, 04/15/2029(a)		66	64,539

			1,504,459

Consumer Cyclical - Automotive – 0.9%
General Motors Financial Co., Inc. 4.30%, 07/13/2025		135	142,867
5.25%, 03/01/2026		165	181,343
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		1,078	1,108,572
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,120	1,181,790

			2,614,572

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		797	791,341
MDC Holdings, Inc. 6.00%, 01/15/2043		346	404,772

			1,196,113

Consumer Cyclical - Retailers – 0.8%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		811	862,085
InRetail Consumer 3.25%, 03/22/2028(a)		289	279,662
Lowe’s Cos., Inc. 3.65%, 04/05/2029		267	284,251
Ross Stores, Inc. 4.70%, 04/15/2027		893	987,506

			2,413,504

Consumer Non-Cyclical – 1.2%
Altria Group, Inc. 3.40%, 05/06/2030		750	754,148
4.80%, 02/14/2029		209	229,814
BAT Capital Corp. 2.259%, 03/25/2028		1,125	1,068,277
2.726%, 03/25/2031		220	206,538
Cencosud SA 5.15%, 02/12/2025(a)		683	727,737
CVS Health Corp. 4.30%, 03/25/2028		28	30,543
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		270	259,284

	Principal Amount (000)		U.S. $ Value
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	520	$488,904

			3,765,245

Energy – 3.8%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,201	1,077,573
Cenovus Energy, Inc.
4.25%, 04/15/2027		42	44,942
4.40%, 04/15/2029		1,193	1,291,924
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		454	427,200
5.75%, 01/15/2031(a)		335	381,944
Devon Energy Corp. 5.60%, 07/15/2041		457	554,181
Enbridge Energy Partners LP 7.375%, 10/15/2045		634	932,849
Energy Transfer LP 4.75%, 01/15/2026		1,138	1,222,747
6.25%, 04/15/2049		156	191,378
Eni SpA 4.25%, 05/09/2029(a)		850	923,984
Marathon Oil Corp. 6.80%, 03/15/2032		650	812,942
Marathon Petroleum Corp. 5.125%, 12/15/2026		255	285,508
6.50%, 03/01/2041		161	211,168
Oleoducto Central SA 4.00%, 07/14/2027(a)		429	416,366
ONEOK Partners LP 6.125%, 02/01/2041		48	58,013
ONEOK, Inc. 4.35%, 03/15/2029		425	452,446
6.35%, 01/15/2031		217	263,707
Suncor Energy, Inc. 6.80%, 05/15/2038		534	717,584
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		237	226,690
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		845	1,101,914

			11,595,060

Other Industrial – 0.3%
Alfa SAB de CV 5.25%, 03/25/2024(a)		530	555,606
CITIC Ltd. 2.85%, 02/25/2030(a)		317	314,979

			870,585

Services – 1.1%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,149	1,077,165

	Principal Amount (000)		U.S. $ Value
Booking Holdings, Inc. 4.625%, 04/13/2030	U.S.$	925	$1,056,664
Expedia Group, Inc. 4.625%, 08/01/2027		374	407,735
6.25%, 05/01/2025(a)		33	36,790
Global Payments, Inc. 3.20%, 08/15/2029		290	293,277
IHS Markit Ltd. 4.25%, 05/01/2029		147	163,527
4.75%, 08/01/2028		32	36,065
Moody’s Corp. 4.25%, 02/01/2029		396	435,465

			3,506,688

Technology – 2.5%
Baidu, Inc. 1.625%, 02/23/2027		442	421,310
3.425%, 04/07/2030		202	207,333
Broadcom, Inc. 3.137%, 11/15/2035(a)		124	117,738
3.187%, 11/15/2036(a)		411	390,031
4.11%, 09/15/2028		431	459,968
4.15%, 11/15/2030		1,018	1,083,050
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		469	532,245
Fiserv, Inc. 3.50%, 07/01/2029		869	901,935
Infor, Inc. 1.75%, 07/15/2025(a)		279	271,358
KLA Corp. 4.10%, 03/15/2029		123	135,616
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)		869	831,077
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(a)		277	322,324
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030(a)		298	305,413
Oracle Corp. 2.875%, 03/25/2031		525	506,672
3.95%, 03/25/2051		630	594,726
SK Hynix, Inc. 2.375%, 01/19/2031(a)		280	259,420
Western Digital Corp. 3.10%, 02/01/2032		280	267,842

			7,608,058

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		345	357,546
4.75%, 10/20/2028(a)		401	428,188

			785,734

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	208	$216,660
5.875%, 07/05/2034(a)		173	193,800

			410,460

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(a)		457	450,945

			47,381,234

Financial Institutions – 11.0%
Banking – 7.2%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		200	214,276
Banco de Credito del Peru 3.125%, 07/01/2030(a)		635	621,427
Bank of America Corp. 2.299%, 07/21/2032		430	407,158
2.687%, 04/22/2032		626	612,760
Series DD 6.30%, 03/10/2026(b)		185	204,621
Series Z 6.50%, 10/23/2024(b)		289	310,782
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(b)		166	175,298
Barclays Bank PLC 6.86%, 06/15/2032(a) (b)		129	171,444
BNP Paribas SA 2.871%, 04/19/2032(a)		722	702,542
Citigroup, Inc. 3.98%, 03/20/2030		334	357,163
4.075%, 04/23/2029		494	530,185
5.95%, 01/30/2023(b)		216	221,925
Series W 4.00%, 12/10/2025(b)		329	326,299
Citizens Financial Group, Inc. 4.30%, 12/03/2025		958	1,026,622
Credit Suisse Group AG 3.091%, 05/14/2032(a)		829	805,158
4.194%, 04/01/2031(a)		396	421,047
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		663	649,528
3.961%, 11/26/2025		265	275,669
Discover Bank 4.682%, 08/09/2028		250	258,872
Fifth Third Bancorp Series L 4.50%, 09/30/2025(b)		205	212,616
First-Citizens Bank & Trust Co. 5.25%, 03/07/2025		383	418,301
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		211	199,802
2.615%, 04/22/2032		715	692,763
Series V 4.125%, 11/10/2026(b)		268	261,943

	Principal Amount (000)		U.S. $ Value
HSBC Holdings PLC 4.292%, 09/12/2026	U.S.$	536	$568,203
4.583%, 06/19/2029		459	500,562
6.375%, 03/30/2025(b)		547	579,038
ING Groep NV 6.875%, 04/16/2022(a) (b)		425	429,301
JPMorgan Chase & Co. 2.58%, 04/22/2032		892	867,773
Series I 3.769% (LIBOR 3 Month + 3.47%), 04/30/2022(b) (c)		328	328,915
Series V 3.534% (LIBOR 3 Month + 3.32%), 04/01/2022(b) (c)		161	160,958
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(b) (c)		470	470,000
Mizuho Financial Group, Inc. 2.226%, 05/25/2026		235	234,859
Morgan Stanley 2.943%, 01/21/2033		268	268,485
Series G 3.772%, 01/24/2029		515	546,482
Natwest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)		700	695,863
Santander Holdings USA, Inc. 2.49%, 01/06/2028 230			226,732
4.40%, 07/13/2027		315	335,658
Santander UK Group Holdings PLC 2.469%, 01/11/2028		458	451,460
Societe Generale SA 2.797%, 01/19/2028(a)		778	769,613
Standard Chartered PLC 1.809% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		400	385,048
6.00%, 07/26/2025(a) (b)		478	500,963
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		692	750,564
UBS AG/Stamford CT 7.625%, 08/17/2022		620	640,156
UBS Group AG 7.00%, 02/19/2025(a) (b)		312	339,297
UniCredit SpA 1.982%, 06/03/2027(a)		201	191,477
3.127%, 06/03/2032(a)		356	336,356
US Bancorp Series J 5.30%, 04/15/2027(b)		380	403,210
Wells Fargo & Co. 2.188%, 04/30/2026 542			542,293
3.584%, 05/22/2028		191	200,676
Series BB 3.90%, 03/15/2026(b)		273	270,344

			22,072,487

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.6%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	U.S.$	568	$607,902
Series I 4.00%, 06/01/2026(b)		469	464,118
Nomura Holdings, Inc. 2.999%, 01/22/2032		630	619,926

			1,691,946

Finance – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		345	336,637
6.50%, 07/15/2025		179	200,842
Air Lease Corp. 2.10%, 09/01/2028 242			227,400
2.875%, 01/15/2026		72	72,515
3.625%, 04/01/2027		34	35,026
Aircastle Ltd. 2.85%, 01/26/2028(a)		835	817,089
4.125%, 05/01/2024		152	157,148
4.25%, 06/15/2026		53	55,661
5.25%, 08/11/2025(a)		384	413,772
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		582	558,499
3.50%, 11/01/2027(a)		136	136,211
4.125%, 08/01/2025(a)		5	5,198
4.375%, 01/30/2024(a)		135	139,994
4.875%, 10/01/2025(a)		153	162,674
5.50%, 12/15/2024(a)		381	410,531
CDBL Funding 1 3.50%, 10/24/2027(a)		580	591,472
Synchrony Financial 2.875%, 10/28/2031		420	401,087

			4,721,756

Insurance – 1.1%
Centene Corp. 2.625%, 08/01/2031		220	206,118
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		294	355,055
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	927,692
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		246	414,333
Prudential Financial, Inc. 5.875%, 09/15/2042		805	816,222

	Principal Amount (000)		U.S. $ Value
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	400	$439,492
Voya Financial, Inc. 5.65%, 05/15/2053		180	184,651

			3,343,563

Other Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		271	287,509

REITs – 0.5%
Digital Realty Trust LP 3.60%, 07/01/2029		542	568,341
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		397	383,427
Vornado Realty LP 3.40%, 06/01/2031		709	706,008

			1,657,776

			33,775,037

Utility – 0.8%
Electric – 0.7%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		274	273,281
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		679	549,693
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		306	295,005
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	340,833
Entergy Corp. 1.90%, 06/15/2028		785	748,890

			2,207,702

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		151	158,970

			2,366,672

Total Corporates - Investment Grade (cost $84,402,746)			83,522,943

COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.7%
Non-Agency Fixed Rate CMBS – 13.2%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	866,860
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		860	902,467

	Principal Amount (000)		U.S. $ Value
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058	U.S.$	735	$762,255
Series 2016-C4, Class AM 3.691%, 05/10/2058		375	390,348
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		1,305	1,325,472
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		500	509,653
Series 2013-GC17, Class D 5.102%, 11/10/2046(a)		565	531,028
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,223	1,257,781
Series 2015-GC35, Class A4 3.818%, 11/10/2048		340	359,500
Series 2016-GC36, Class A5 3.616%, 02/10/2049		425	446,968
Series 2018-B2, Class A4 4.009%, 03/10/2051		1,050	1,138,926
COMM Mortgage Trust Series 2013-LC6, Class B 3.739%, 01/10/2046		1,580	1,602,653
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		96	95,513
Series 2014-LC17, Class B 4.49%, 10/10/2047		800	830,273
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		375	391,534
Series 2015-CR24, Class A5 3.696%, 08/10/2048		430	451,620
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,045	1,102,356
Series 2015-DC1, Class A5 3.35%, 02/10/2048		765	793,348
Series 2015-PC1, Class A5 3.902%, 07/10/2050		685	720,452
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		332	345,367
Series 2015-C3, Class A4 3.718%, 08/15/2048		573	600,570
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,450	1,528,323
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.158%, 08/10/2044(a)		252	121,419
Series 2012-GCJ9, Class AS 3.124%, 11/10/2045		762	769,685
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		766	758,763
Series 2014-GC22, Class A5 3.862%, 06/10/2047		658	684,908
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,125	1,223,944

	Principal Amount (000)		U.S. $ Value
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(d) (e)	U.S.$	192	$189,447
Series 2021-1, Class A2 2.435%, 08/15/2026(d) (e)		389	394,659
Series 2021-1, Class AS 2.638%, 08/15/2026(d) (e)		25	25,048
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		735	764,786
Series 2014-C24, Class C 4.385%, 11/15/2047		890	853,827
Series 2015-C30, Class A5 3.822%, 07/15/2048		425	448,676
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,005	1,052,147
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,050	1,110,891
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.733%, 08/15/2046(a)		13	13,351
Series 2012-C6, Class D 5.125%, 05/15/2045		690	678,413
Series 2012-C6, Class E 5.125%, 05/15/2045(a)		389	273,786
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		850	856,392
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	34,677
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		523	527,371
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.892%, 06/15/2047		730	758,878
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		660	696,094
UBS Commercial Mortgage Trust Series 2018-C8, Class A4 3.983%, 02/15/2051		720	780,785
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,300	1,410,922
Series 2018-C10, Class A4 4.313%, 05/15/2051		750	825,846
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		1,098	1,104,361
Series 2012-C4, Class C 4.309%, 12/10/2045(a)		820	813,919
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A5 3.451%, 02/15/2048		1,040	1,080,604

	Principal Amount (000)		U.S. $ Value
Series 2015-SG1, Class A4 3.789%, 09/15/2048	U.S.$	715	$743,992
Series 2016-C35, Class XA 1.888%, 07/15/2048(f)		3,424	231,109
Series 2016-LC24, Class XA 1.616%, 10/15/2049(f)		8,181	491,079
Series 2016-LC25, Class C 4.341%, 12/15/2059		545	558,389
Series 2016-NXS6, Class C 4.392%, 11/15/2049		600	619,108
Series 2018-C43, Class A4 4.012%, 03/15/2051		900	977,479
Series 2018-C48, Class A5 4.302%, 01/15/2052		89	99,026
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		480	485,969
Series 2013-C11, Class XA 1.128%, 03/15/2045(a) (f)		5,981	44,516
Series 2014-C24, Class AS 3.931%, 11/15/2047		945	973,752

			40,431,285

Non-Agency Floating Rate CMBS – 4.5%
AREIT CRE Trust Series 2022-CRE6, Class A 1.35% (SOFR + 1.25%), 11/17/2024(a) (c)		1,055	1,055,000
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.106% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		526	526,145
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.056% (LIBOR 1 Month + 0.95%), 06/15/2035(a) (c)		750	747,134
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.107% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)		1,330	1,326,017
BBCMS Mortgage Trust Series 2020-BID, Class A 2.246% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (c)		692	693,319
BCP Trust Series 2021-330N, Class A 0.905% (LIBOR 1 Month + 0.80%), 06/15/2038(a) (c)		135	134,066
BFLD Trust Series 2021-FPM, Class A 1.707% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (c)		1,060	1,058,725

	Principal Amount (000)		U.S. $ Value
BHMS Series 2018-ATLS, Class A 1.356% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (c)	U.S.$	547	$546,427
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.926% (LIBOR 1 Month + 0.82%), 06/15/2035(a) (c)		700	699,263
BX Commercial Mortgage Trust Series 2019-IMC, Class D 2.006% (LIBOR 1 Month + 1.90%), 04/15/2034(a) (c)		142	140,234
Series 2019-IMC, Class E 2.256% (LIBOR 1 Month + 2.15%), 04/15/2034(a) (c)		566	559,914
BX Trust Series 2018-EXCL, Class A 1.194% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (c)		709	704,150
CLNY Trust Series 2019-IKPR, Class D 2.131% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		540	536,965
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.133% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)		541	539,942
Great Wolf Trust Series 2019-WOLF, Class A 1.14% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (c)		1,019	1,016,438
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.306% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		725	723,697
Series 2019-SMP, Class A 1.256% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		700	699,576
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		710	714,273
Invitation Homes Trust Series 2018-SFR2, Class C 1.386% (LIBOR 1 Month + 1.28%), 06/17/2037(a) (c)		206	206,099
Series 2018-SFR3, Class C 1.406% (LIBOR 1 Month + 1.30%), 07/17/2037(a) (c)		98	97,523
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.056% (LIBOR 1 Month + 1.95%), 11/15/2026(c) (e)		139	128,304
Series 2019-BPR, Class C 3.156% (LIBOR 1 Month + 3.05%), 05/15/2036(a) (c)		520	497,116

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.606% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (c)	U.S.$	379	$379,000

			13,729,327

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(a) (c)		119	117,106
Government National Mortgage Association Series 2006-39, Class IO 0.00%, 07/16/2046(f)		653	6

			117,112

Total Commercial Mortgage-Backed Securities (cost $54,028,977)			54,277,724

COLLATERALIZED MORTGAGE OBLIGATIONS – 16.6%
Risk Share Floating Rate – 13.9%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.958% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		445	444,763
Series 2018-3A, Class M2 2.858% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (c)		325	325,393
Series 2019-1A, Class M1B 1.858% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)		695	695,933
Series 2019-2A, Class M1C 2.108% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (c)		487	487,158
Series 2019-2A, Class M2 3.208% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (c)		325	328,798
Series 2019-3A, Class M1B 1.708% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)		271	271,590
Series 2019-3A, Class M1C 2.058% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)		263	264,253
Series 2019-4A, Class M1B 2.108% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		756	756,916
Series 2019-4A, Class M1C 2.608% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (c)		750	748,137
Series 2019-4A, Class M2 2.958% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (c)		540	538,654

	Principal Amount (000)		U.S. $ Value
Series 2021-1A, Class M1C 3.00% (SOFR + 2.95%), 03/25/2031(a) (c)	U.S.$	398	$408,259
Series 2022-1, Class M1C 3.70% (SOFR + 3.70%), 01/26/2032(a) (c)		672	673,429
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M 2 2.508% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		61	61,774
Series 2019-R01, Class 2M2 2.558% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (c)		181	182,031
Series 2019-R02, Class 1M2 2.408% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		47	47,390
Series 2019-R06, Class 2M2 2.208% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		126	126,373
Series 2020-R01, Class 1B1 3.358% (LIBOR 1 Month + 3.25%), 01/25/2040(a) (c)		500	497,106
Series 2020-SBT1, Class 1M2 3.758% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		1,000	1,042,435
Series 2020-SBT1, Class 2M2 3.758% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		300	314,790
Series 2021-R03, Class 1M2 1.70% (SOFR + 1.65%), 12/25/2041(a) (c)		250	250,156
Series 2022-R01, Class 1B1 3.20% (SOFR + 3.15%), 12/25/2041(a) (c)		625	620,550
Eagle Re Ltd. Series 2018-1, Class M2 3.108% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		325	325,814
Series 2019-1, Class M2 3.408% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (c)		325	328,162
Series 2020-1, Class M1A 1.008% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		950	943,671
Series 2021-2, Class M1B 2.10% (SOFR + 2.05%), 04/25/2034(a) (c)		254	254,726
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 4.908% (LIBOR 1 Month + 4.80%), 05/25/2028(c)		256	263,057

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA4, Class M3 3.908% (LIBOR 1 Month + 3.80%), 03/25/2029(c)	U.S.$	709	$733,075
Series 2016-HQA3, Class M3 3.958% (LIBOR 1 Month + 3.85%), 03/25/2029(c)		940	962,917
Series 2017-DNA2, Class B1 5.258% (LIBOR 1 Month + 5.15%), 10/25/2029(c)		750	819,578
Series 2017-DNA3, Class M2 2.608% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		237	240,554
Series 2017-HQA1, Class M2 3.658% (LIBOR 1 Month + 3.55%), 08/25/2029(c)		744	766,165
Series 2017-HQA2, Class B1 4.858% (LIBOR 1 Month + 4.75%), 12/25/2029(c)		800	856,052
Series 2017-HQA2, Class M2 2.758% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		223	228,339
Series 2017-HQA2, Class M2B 2.758% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		560	573,782
Series 2017-HQA3, Class B1 4.558% (LIBOR 1 Month + 4.45%), 04/25/2030(c)		750	786,510
Series 2018-HQA2, Class B1 4.358% (LIBOR 1 Month + 4.25%), 10/25/2048(a) (c)		1,250	1,305,905
Series 2019-DNA1, Class B2 10.858% (LIBOR 1 Month + 10.75%), 01/25/2049(a) (c)		750	825,826
Series 2019-DNA1, Class M2 2.758% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (c)		931	942,688
Series 2019-DNA3, Class B1 3.358% (LIBOR 1 Month + 3.25%), 07/25/2049(a) (c)		600	606,727
Series 2019-FTR2, Class B1 3.108% (LIBOR 1 Month + 3.00%), 11/25/2048(a) (c)		750	738,528
Series 2019-FTR2, Class M2 2.258% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		895	897,217
Series 2019-FTR3, Class B2 4.902% (LIBOR 1 Month + 4.80%), 09/25/2047(c) (e)		700	679,640
Series 2019-HQA2, Class B1 4.208% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (c)		750	762,977
Series 2019-HQA3, Class B1 3.108% (LIBOR 1 Month + 3.00%), 09/25/2049(a) (c)		500	500,742

	Principal Amount (000)		U.S. $ Value
Series 2019-HQA4, Class B1 3.058% (LIBOR 1 Month + 2.95%), 11/25/2049(a) (c)	U.S.$	750	$751,876
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(a) (c)		406	410,448
Series 2021-DNA3, Class B1 3.55% (SOFR + 3.50%), 10/25/2033(a) (c)		651	662,609
Series 2021-DNA6, Class M2 1.55% (SOFR + 1.50%), 10/25/2041(a) (c)		828	822,829
Series 2021-DNA7, Class M2 1.85% (SOFR + 1.80%), 11/25/2041(a) (c)		806	805,476
Series 2021-HQA4, Class M2 2.40% (SOFR + 2.35%), 12/25/2041(a) (c)		513	511,468
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		137	139,686
Series 2015-C02, Class 2M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		5	4,975
Series 2015-C03, Class 1M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		138	142,056
Series 2015-C03, Class 2M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		13	12,638
Series 2015-C04, Class 1M2 5.808% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		374	394,020
Series 2016-C02, Class 1B 12.358% (LIBOR 1 Month + 12.25%), 09/25/2028(c)		149	170,500
Series 2016-C03, Class 1B 11.858% (LIBOR 1 Month + 11.75%), 10/25/2028(c)		99	113,066
Series 2016-C05, Class 2M2 4.558% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		573	593,461
Series 2016-C06, Class 1B 9.358% (LIBOR 1 Month + 9.25%), 04/25/2029(c)		377	411,508
Series 2016-C06, Class 1M2 4.358% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		240	247,206
Series 2016-C07, Class 2B 9.608% (LIBOR 1 Month + 9.50%), 05/25/2029(c)		378	408,341

	Principal Amount (000)		U.S. $ Value
Series 2017-C01, Class 1B1 5.858% (LIBOR 1 Month + 5.75%), 07/25/2029(c)	U.S.$	750	$847,504
Series 2017-C01, Class 1M2 3.658% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		310	318,544
Series 2017-C02, Class 2B1 5.608% (LIBOR 1 Month + 5.50%), 09/25/2029(c)		750	840,051
Series 2017-C03, Class 1M2 3.108% (LIBOR 1 Month + 3.00%), 10/25/2029(c)		579	593,077
Series 2017-C04, Class 2M2 2.958% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		266	272,697
Series 2017-C06, Class 2B1 4.558% (LIBOR 1 Month + 4.45%), 02/25/2030(c)		750	794,229
Series 2017-C07, Class 1B1 4.108% (LIBOR 1 Month + 4.00%), 05/25/2030(c)		305	321,091
Series 2017-C07, Class 2B1 4.558% (LIBOR 1 Month + 4.45%), 05/25/2030(c)		750	782,936
Series 2021-R02, Class 2B1 3.35% (SOFR + 3.30%), 11/25/2041(a) (c)		441	439,071
Home Re Ltd. Series 2020-1, Class M1B 3.358% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (c)		285	285,313
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.358% (LIBOR 1 Month + 4.25%), 11/25/2024(c) (e)		25	24,282
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.008% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (c)		377	377,462
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.108% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (c)		182	182,248
Series 2019-2R, Class A 2.858% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (c)		325	323,298
Series 2019-3R, Class A 2.808% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (c)		146	146,030
Series 2020-1R, Class A 2.458% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (e)		236	236,054

	Principal Amount (000)		U.S. $ Value

Radnor Re Ltd. Series 2019-1, Class M1B 2.058% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)	U.S.$	635	$638,442
Series 2019-2, Class M1B 1.858% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		266	266,241
Series 2020-1, Class M1A 1.058% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (c)		900	897,210
Series 2020-1, Class M2A 2.108% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (c)		850	833,193
STACR Trust Series 2022-DNA1, Class M2 2.55% (SOFR + 2.50%), 01/25/2042(a) (c)		806	804,148
Triangle Re Ltd. Series 2020-1, Class M1B 4.008% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (c)		419	419,853
Series 2021-1, Class M1B 3.108% (LIBOR 1 Month + 3.00%), 08/25/2033(a) (c)		175	175,206
Series 2021-3, Class M1B 2.95% (SOFR + 2.90%), 02/25/2034(a) (c)		530	526,083
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.358% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (e)		143	138,651
Series 2015-WF1, Class 2M2 5.608% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (e)		35	34,933

			42,548,550

Non-Agency Fixed Rate – 1.4%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		205	151,877
Series 2006-28CB, Class A14 6.25%, 10/25/2036		151	106,193
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		92	81,556
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2 2.50%, 06/25/2051(a)		243	237,228
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051(a)		605	591,956
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		50	30,510

	Principal Amount (000)		U.S. $ Value

Flagstar Mortgage Trust Series 2021-8INV, Class A3 2.50%, 09/25/2051(a)	U.S.$	540	$529,189
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.192%, 07/25/2036		392	334,682
Mello Mortgage Capital Acceptance Series 2021-INV2, Class A3 2.50%, 08/25/20501(a)		510	497,797
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051(a)		757	740,956
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	186,969
UWM Mortgage Trust Series 2021-INV1, Class A3 2.50%, 08/25/2051(a)		669	653,890

			4,142,803

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 6.044% (6.15% – LIBOR 1 Month), 09/15/2047(c) (g)		789	122,731
Series 4981, Class HS 5.992% (6.10% – LIBOR 1 Month), 06/25/2050(c) (g)		2,423	356,244
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.432% (6.54% – LIBOR 1 Month), 12/25/2041(c) (g)		523	93,985
Series 2015-90, Class SL 6.042% (6.15% – LIBOR 1 Month), 12/25/2045(c) (g)		1,044	195,876
Series 2016-77, Class DS 5.892% (6.00% – LIBOR 1 Month), 10/25/2046(c) (g)		804	134,611
Series 2017-26, Class TS 5.842% (5.95% – LIBOR 1 Month), 04/25/2047(c) (g)		1,022	186,499
Series 2017-62, Class AS 6.042% (6.15% – LIBOR 1 Month), 08/25/2047(c) (g)		929	159,243
Series 2017-81, Class SA 6.092% (6.20% – LIBOR 1 Month), 10/25/2047(c) (g)		1,095	196,964
Series 2017-97, Class LS 6.092% (6.20% – LIBOR 1 Month), 12/25/2047(c) (g)		1,030	194,527

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-65, Class ST 6.046% (6.15% – LIBOR 1 Month), 04/20/2047(c) (g)	U.S.$	987	$167,417

			1,808,097

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(f)		1,568	257,258
Series 5049, Class CI 3.50%, 12/25/2050(f)		1,693	240,361
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.642%, 05/28/2035		64	61,135
Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(f)		3,178	513,140
Series 2020-89, Class KI 4.00%, 12/25/2050(f)		3,350	508,006

			1,579,900

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.488% (LIBOR 1 Month + 0.38%), 12/25/2036(c)		467	214,885
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.608% (LIBOR 1 Month + 0.50%), 03/25/2035(c)		101	90,359
Impac Secured Assets Corp. Series 2005-2, Class A2D 0.968% (LIBOR 1 Month + 0.86%), 03/25/2036(c)		170	154,760
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.208% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (c)		124	125,971
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 0.448% (LIBOR 1 Month + 0.34%), 03/25/2037(c)		517	80,428

			666,403

Total Collateralized Mortgage Obligations (cost $52,246,311)			50,745,753

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 9.5%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	3,708	$887,698

United States – 9.2%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	5,767	5,379,530
1.875%, 02/15/2051-11/15/2051		2,660	2,525,457
2.00%, 11/15/2041-08/15/2051		4,954	4,835,739
3.00%, 05/15/2045		80	91,988
3.125%, 08/15/2044(h)		3,034	3,545,033
U.S. Treasury Notes 0.125%, 08/31/2022(h)		2,647	2,640,397
1.25%, 08/15/2031		4,604	4,392,313
1.375%, 11/15/2031		1,386	1,335,445
1.625%, 05/15/2026		2,435	2,439,545
2.00%, 11/15/2026		965	982,845

			28,168,292

Total Governments - Treasuries (cost $28,873,192)			29,055,990

MORTGAGE PASS-THROUGHS – 9.3%
Agency Fixed Rate 30-Year – 8.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		538	563,880
Series 2020 3.50%, 01/01/2050		833	881,976
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		93	104,051
Series 2007 5.50%, 07/01/2035		15	17,169
Series 2016 4.00%, 02/01/2046		610	655,480
Series 2017 4.00%, 07/01/2044		413	445,036
Series 2018 4.50%, 03/01/2048-11/01/2048		1,131	1,222,973
5.00%, 11/01/2048		219	240,311
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		93	103,232
Series 2004 5.50%, 04/01/2034-01/01/2035		315	352,141
Series 2005 5.50%, 02/01/2035		38	42,552
Series 2007 5.50%, 08/01/2037		188	209,669
Series 2010 4.00%, 12/01/2040		260	279,767
Series 2012 3.50%, 02/01/2042-01/01/2043		2,199	2,333,201
Series 2013 3.50%, 04/01/2043		1,022	1,084,476
4.00%, 10/01/2043		626	672,619

	Principal Amount (000)		U.S. $ Value
Series 2016 3.50%, 01/01/2047	U.S.$	469	$494,131
Series 2018 4.50%, 09/01/2048		1,070	1,158,232
Series 2019 3.50%, 08/01/2049-11/01/2049		1,615	1,690,743
Series 2020 3.50%, 01/01/2050		760	800,381
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		314	325,052
Uniform Mortgage-Backed Security Series 2022 2.00%, 02/01/2052, TBA		2,067	2,015,164
2.50%, 02/01/2052, TBA		5,906	5,898,585
3.00%, 03/01/2052, TBA		4,532	4,619,808

			26,210,629

Agency Fixed Rate 15-Year – 0.8%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031-01/01/2032		1,598	1,635,654
Series 2017 2.50%, 02/01/2032		715	731,843

			2,367,497

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 2.25% (LIBOR 12 Month + 2.00%), 01/01/2037(c)		9	9,202

Other Agency Fixed Rate Programs – 0.0%
Federal Home Loan Mortgage Corp. Series 2012 2.50%, 05/01/2022		2	2,314

Total Mortgage Pass-Throughs (cost $28,253,505)			28,589,642

ASSET-BACKED SECURITIES – 6.6%
Other ABS - Fixed Rate – 3.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a) (d)		741	729,490
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)		467	467,157
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		253	251,662
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		232	229,805
Atalaya Equipment Leasing Trust Series 2021-1A, Class A1 0.326%, 11/15/2022(a)		216	215,713

		Principal Amount (000)	U.S. $ Value
Series 2021-1A, Class C 2.69%, 06/15/2028(a)	U.S.$	600	$593,398
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		141	138,600
College Ave Student Loans Series 2021-C, Class C 3.06%, 07/26/2055(a)		213	209,187
Conn’s Receivables Funding Series 2021-A, Class A 1.05%, 05/15/2026(a)		800	799,298
Dext ABS Series 2021-1, Class C 2.29%, 09/15/2028(a)		519	508,917
Series 2021-1, Class D 2.81%, 03/15/2029(a)		260	254,688
Diamond Issuer Series 2021-1A, Class B 2.701%, 11/20/2051(a)		566	555,708
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		413	408,488
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a) (d)		287	281,837
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		330	357,318
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		990	1,016,710
MVW Owner Trust Series 2021-2A, Class C 2.23%, 05/20/2039 (a)		906	890,408
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		302	299,316
Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		367	365,517
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		220	215,436
SEB Funding LLC Series 2021-1A, Class A2 4.969%, 01/30/2052(a)		692	686,339
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)		134	134,247
Series 2021-3, Class B 1.66%, 07/20/2031(a)		480	470,074

			10,079,313

		Principal Amount (000)	U.S. $ Value

Autos - Fixed Rate – 2.7%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(a)	U.S.$	920	$948,158
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		755	789,385
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		313	307,515
Series 2021-N4, Class D 2.30%, 09/11/2028		266	263,344
CPS Auto Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		470	459,878
Series 2022-A, Class D 2.84%, 04/16/2029(a)		770	768,075
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68%, 07/17/2023(a)		108	108,676
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		295	291,631
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(a)		1,000	1,023,380
Series 2020-1A, Class A 1.49%, 01/15/2025(a)		37	37,356
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	970,499
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	1,002,769
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		542	528,228
Hertz Series 2022-1A, Class C 2.63%, 06/25/2026(a)		450	448,468
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)		541	536,276

			8,483,638

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)		397	398,221
World Financial Network Credit Card Master Trust Series 2019-A, Class M 3.61%, 12/15/2025		780	780,710
Series 2019-B, Class M 3.04%, 04/15/2026		600	605,283

			1,784,214

Total Asset-Backed Securities (cost $20,396,957)			20,347,165

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 4.1%
Industrial – 3.0%
Basic – 0.5%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)	U.S.$	557	$516,673
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	313	336,706
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	453	428,393
Sealed Air Corp. 4.00%, 12/01/2027(a)		379	382,248

			1,664,020

Capital Goods – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		485	460,663
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	181	205,215

			665,878

Communications - Media – 0.6%
Altice Financing SA 3.00%, 01/15/2028(a)		181	185,531
Cable One, Inc. 4.00%, 11/15/2030(a)	U.S.$	326	307,799
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		619	592,013
4.75%, 02/01/2032(a)		146	143,600
DISH DBS Corp. 5.75%, 12/01/2028(a)		322	308,128
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	181	208,398
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		181	190,172

			1,935,641

Communications - Telecommunications – 0.3%
Altice France SA/France 3.375%, 01/15/2028(a)		181	189,782
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		181	199,786
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	545	499,187

			888,755

Consumer Cyclical - Automotive – 0.2%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(a)	EUR	181	205,571

		Principal Amount (000)	U.S. $ Value
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	130	$148,546
ZF Finance GmbH 3.75%, 09/21/2028(a)		200	234,015

			588,132

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	712	677,895
Royal Caribbean Cruises Ltd. 11.50%, 06/01/2025(a)		391	433,189

			1,111,084

Consumer Cyclical - Other – 0.1%
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	181	202,480

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)	U.S.$	685	649,462

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		382	369,115

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		373	352,563
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	100	108,348
Nobel Bidco BV 3.125%, 06/15/2028(a)		181	189,778
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		100	109,115

			759,804

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)	U.S.$	225	219,312

Technology – 0.0%
Playtech PLC 4.25%, 03/07/2026(a)	EUR	100	113,709

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(a)		100	112,798

			9,280,190

Financial Institutions – 1.0%
Banking – 0.8%
Credit Suisse Group AG 7.50%, 07/17/2023(a) (b)	U.S.$	1,020	1,061,055

		Principal Amount (000)	U.S. $ Value
Discover Financial Services Series D 6.125%, 06/23/2025(b)	U.S.$	1,087	$1,172,025
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		288	299,848

			2,532,928

Finance – 0.2%
SLM Corp. 4.20%, 10/29/2025		533	547,807

			3,080,735

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		218	217,654

Total Corporates - Non-Investment Grade (cost $12,814,051)			12,578,579

INFLATION-LINKED SECURITIES – 4.0%
United States – 4.0%
U.S. Treasury Inflation Index 0.125%, 01/15/2031-07/15/2031 (TIPS)		4,627	5,029,727
0.375%, 01/15/2027 (TIPS)		6,639	7,160,075

Total Inflation-Linked Securities (cost $12,393,749)			12,189,802

COLLATERALIZED LOAN OBLIGATIONS – 3.5%
CLO - Floating Rate – 3.5%
AGL CLO 12 Ltd. Series 2021-12A, Class D 3.104% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (c)		500	492,843
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 3.304% (LIBOR 3 Month + 3.05%), 07/20/2034(a) (c)		709	701,852
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 3.154% (LIBOR 3 Month + 2.90%), 07/20/2034(a) (c)		400	395,716
Elevation CLO Ltd. Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (c)		1,000	1,000,723
Elmwood CLO Ltd. Series 2021-2A, Class D 3.204% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (c)		700	694,621
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.148% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (c)		700	700,048

	Principal Amount (000)		U.S. $ Value

Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.324% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (c)	U.S.$	581	$580,143
Magnetite CLO Ltd. Series 2020-26A, Class A1R 1.378% (LIBOR 3 Month + 1.12%), 07/25/2034(a) (c)		998	998,369
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 3.041% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (c)		698	685,092
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class D 3.341% (LIBOR 3 Month + 3.10%), 07/17/2035(a) (c)		350	350,247
OCP CLO Ltd. Series 2020-18A, Class AR 1.344% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (c)		761	761,298
Peace Park CLO Ltd. Series 2021-1A, Class D 3.204% (LIBOR 3 Month + 2.95%), 10/20/2034(a) (c)		300	297,438
Pikes Peak CLO 8 Series 2021-8A, Class A 1.424% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (c)		675	675,591
Regatta XX Funding Ltd. Series 2021-2A, Class A 1.401% (LIBOR 3 Month + 1.16%), 10/15/2034(a) (c)		1,019	1,019,578
Rockford Tower CLO Ltd.
Series 2021-1A, Class D 3.254% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (c)		711	702,764
Series 2021-2A, Class A1 1.414% (LIBOR 3 Month + 1.16%), 07/20/2034(a) (c)		504	504,108
Voya CLO Ltd. Series 2019-1A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (c)		210	203,930

Total Collateralized Loan Obligations (cost $10,816,110)			10,764,361

EMERGING MARKETS - CORPORATE BONDS – 1.3%
Industrial – 1.3%
Basic – 0.3%
Stillwater Mining Co. 4.00%, 11/16/2026(a)		446	425,573

	Principal Amount (000)		U.S. $ Value

Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)	U.S.$	377	$391,326
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		160	153,580

			970,479

Capital Goods – 0.4%
Cemex SAB de CV 3.875%, 07/11/2031(a)		572	540,368
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	552,487
6.95%, 01/17/2028(a)		219	236,794
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		477	2,863

			1,332,512

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		417	386,768

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	297,825

Consumer Non-Cyclical – 0.3%
BRF GmbH 4.35%, 09/29/2026(a)		349	348,411
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		283	274,772
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	100	108,750
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (e) (i) (j) (k)	U.S.$	660	66

			731,999

Services – 0.1%
MercadoLibre, Inc. 2.375%, 01/14/2026		200	187,450

			3,907,033

Utility – 0.0%

Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(e)		60	60,875

Financial Institutions – 0.0%

Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (l)		190	7,781
7.125%, 12/26/2046(a) (l)		235	9,042

			16,823

Total Emerging Markets - Corporate Bonds (cost $4,956,243)			3,984,731

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.9%
United States – 0.9%
State of California Series 2010 7.625%, 03/01/2040	U.S.$	970	$1,547,183
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		430	438,045
University of California Series 2021-B 3.071%, 05/15/2051		730	705,885

Total Local Governments - US Municipal Bonds (cost $2,514,416)			2,691,113

EMERGING MARKETS - SOVEREIGNS – 0.5%
Dominican Republic – 0.3%
Dominican Republic International Bond 4.875%, 09/23/2032(a)		763	748,598

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)		765	644,513

Total Emerging Markets - Sovereigns (cost $1,515,361)			1,393,111

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		407	424,342

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		653	608,637
Petroleos Mexicanos 6.75%, 09/21/2047		311	265,283

			873,920

Total Quasi-Sovereigns (cost $1,330,332)			1,298,262

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		375	321,398

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(a)		252	263,592

	Principal Amount (000)		U.S. $ Value

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)	U.S.$	453	$465,231

Total Governments - Sovereign Bonds (cost $1,077,699)			1,050,221

	Shares

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt Logan Re Ltd. (Preference Shares)(d) (i) (j) (m) (cost $945,040)		944	853,099

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $3,304,104)		3,304,104	3,304,104

Total Investments – 103.4% (cost $319,868,793)(q)			316,646,600
Other assets less liabilities – (3.4)%			(10,524,427)

Net Assets – 100.0%			$306,122,173

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	103	March 2022	$14,711,297	$(66,478)
U.S. T-Note 2 Yr (CBT) Futures	259	March 2022	56,113,969	(391,740)
U.S. T-Note 5 Yr (CBT) Futures	397	March 2022	47,323,640	(449,102)
U.S. Ultra Bond (CBT) Futures	128	March 2022	24,184,000	(414,658)

				$(1,321,978)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,267	RUB	244,155	03/02/2022	$(135,667)
Citibank, NA	RUB	240,948	USD	3,103	03/02/2022	13,254
Goldman Sachs Bank USA	MYR	4,032	USD	950	06/16/2022	(10,398)
JPMorgan Chase Bank, NA	SEK	25,660	USD	2,816	03/24/2022	62,346
Morgan Stanley Capital Services, Inc.	AUD	8,634	USD	6,383	02/08/2022	278,508

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	CAD	10,365	USD	8,234	02/10/2022	$80,756
Morgan Stanley Capital Services, Inc.	EUR	2,006	USD	2,261	02/10/2022	7,438
Morgan Stanley Capital Services, Inc.	USD	730	CAD	931	02/10/2022	2,590
Morgan Stanley Capital Services, Inc.	USD	1,889	CAD	2,387	02/10/2022	(11,610)
Natwest Markets PLC	CAD	931	USD	734	02/10/2022	2,026
State Street Bank & Trust Co.	AUD	398	USD	284	02/08/2022	2,523
State Street Bank & Trust Co.	USD	230	AUD	320	02/08/2022	(3,873)
State Street Bank & Trust Co.	EUR	1,001	USD	1,148	02/10/2022	23,586
State Street Bank & Trust Co.	USD	231	EUR	204	02/10/2022	(1,377)

						$310,102

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	121,200	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(259,235)	$—	$(259,235)
USD	2,000	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	4,773	—	4,773

						$(254,462)	$—	$(254,462)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	6.37%	USD	58	$6,230	$11,402	$(5,172)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	58	6,230	11,411	(5,181)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	697	74,869	134,253	(59,384)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	6.37%	USD	692	$74,332	$137,905	$(63,573)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	1,743	187,227	338,779	(151,552)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	3,486	374,454	690,338	(315,884)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	433	46,511	73,424	(26,913)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	368	39,529	72,581	(33,052)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	231	24,813	43,817	(19,004)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	462	49,627	92,196	(42,569)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,239)	(765)	(474)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,239)	(612)	(627)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,725)	(1,418)	(1,307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(3,221)	(1,489)	(1,732)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14	(3,469)	(1,352)	(2,117)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	19	(4,707)	(2,289)	(2,418)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,699)	(2,863)	(2,836)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,698)	(2,771)	(2,927)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	25	$(6,195)	$(3,149)	$(3,046)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	34	(8,424)	(4,812)	(3,612)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,929)	(3,856)	(4,073)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,929)	(3,479)	(4,450)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	45	(11,150)	(5,154)	(5,996)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	46	(11,397)	(5,001)	(6,396)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	155	(38,406)	(10,178)	(28,228)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	290	(72,103)	(40,999)	(31,104)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,878	(466,268)	(73,069)	(393,199)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	850	(73,364)	(15,819)	(57,545)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(992)	(435)	(557)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	52	(12,884)	(5,789)	(7,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	46	(11,398)	(2,508)	(8,890)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	181	(44,847)	(19,654)	(25,193)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	321	(79,784)	(38,534)	(41,250)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	744	$(184,593)	$(49,587)	$	(135,006)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(4,956)	(2,885)		(2,071)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(6,442)	(2,213)		(4,229)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	52	(12,885)	(4,878)		(8,007)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	52	(12,885)	(4,508)		(8,377)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	90	(22,300)	(10,961)		(11,339)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	104	(25,769)	(10,663)		(15,106)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	224	(55,502)	(34,770)		(20,732)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	312	(77,554)	(49,284)		(28,270)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	260	(64,422)	(33,605)		(30,817)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	219	(54,263)	(13,789)		(40,474)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	310	(77,058)	(25,522)		(51,536)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	355	(88,209)	(36,021)		(52,188)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	759	(188,310)	(57,460)		(130,850)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(7,433)	(2,779)		(4,654)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	32	$(7,929)	$(2,966)	$(4,963)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	61	(15,115)	(7,393)	(7,722)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	130	(32,210)	(15,274)	(16,936)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	131	(32,458)	(12,104)	(20,354)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	373	(92,668)	(43,559)	(49,109)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	799	(198,221)	(112,283)	(85,938)

						$(1,258,427)	$827,607	$(2,086,034)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Index	1 Day SOFR	Maturity	USD	12,864	03/21/2022	$235,541

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $122,907,061 or 40.1% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.86% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 4.902%, 09/25/2047	01/07/2020	$732,523	$679,640	0.22%
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	190,656	189,447	0.06%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	399,731	394,659	0.13%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	25,631	25,048	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	758,330	714,273	0.23%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.358%, 11/25/2024	11/06/2015	24,624	24,282	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.056%, 11/15/2026	11/16/2015	139,052	128,304	0.04%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.458%, 02/27/2023	02/11/2020	235,745	236,054	0.08%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	60,000	60,875	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	365,927	66	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.358%, 11/25/2025	09/28/2015	146,938	138,651	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.608%, 11/25/2025	09/28/2015	35,688	34,933	0.01%

(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Non-income producing security.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2022.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$945,040	$853,099	0.28%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.

(q)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,958,181 and gross unrealized depreciation of investments was $(11,297,205), resulting in net unrealized depreciation of $(6,339,024).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

IBOXHY – iBoxx $ Liquid High Yield Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Total Return Bond Portfolio

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$83,522,943	$—	$83,522,943
Commercial Mortgage-Backed Securities	—	53,668,570	609,154	54,277,724
Collateralized Mortgage Obligations	—	50,745,753	—	50,745,753
Governments - Treasuries	—	29,055,990	—	29,055,990
Mortgage Pass-Throughs	—	28,589,642	—	28,589,642
Asset-Backed Securities	—	19,335,838	1,011,327	20,347,165
Corporates - Non-Investment Grade	—	12,578,579	—	12,578,579
Inflation-Linked Securities	—	12,189,802	—	12,189,802
Collateralized Loan Obligations	—	10,764,361	—	10,764,361
Emerging Markets - Corporate Bonds	—	3,984,665	66	3,984,731
Local Governments - US Municipal Bonds	—	2,691,113	—	2,691,113
Emerging Markets - Sovereigns	—	1,393,111	—	1,393,111
Quasi-Sovereigns	—	1,298,262	—	1,298,262
Governments - Sovereign Bonds	—	1,050,221	—	1,050,221
Common Stocks	—	—	853,099	853,099
Short-Term Investments	3,304,104	—	—	3,304,104

Total Investments in Securities	3,304,104	310,868,850	2,473,646	316,646,600
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	473,027	—	473,027
Centrally Cleared Interest Rate Swaps	—	4,773	—	4,773
Credit Default Swaps	—	883,822	—	883,822
Total Return Swaps	—	235,541	—	235,541
Liabilities:
Futures	(1,321,978)	—	—	(1,321,978)
Forward Currency Exchange Contracts	—	(162,925)	—	(162,925)
Centrally Cleared Interest Rate Swaps	—	(259,235)	—	(259,235)
Credit Default Swaps	—	(2,142,249)	—	(2,142,249)

Total	$1,982,126	$309,901,604	$2,473,646	$314,357,376

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,229	$24,678	$26,603	$3,304	$0	**

**	Amount less than $500.